UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21113
                                    --------------------------------------------

                      Touchstone Institutional Funds Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------
Date of fiscal year end:   12/31
                          --------
Date of reporting period: 03/31/09
                          --------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
Touchstone Institutional Funds Trust - Portfolio of Investments
JSAM Institutional Large Cap Value Fund - March 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
PREFERRED STOCK -- 0.5%                                   SHARES       VALUE
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 0.5%
General Motors Corp.                                      13,500  $      34,290
--------------------------------------------------------------------------------

COMMON STOCKS -- 97.9%
FINANCIALS -- 26.5%
Bank of America Corp.                                     55,400        377,828
Capital One Financial Corp. +                             15,100        184,824
Genworth Financial, Inc. - Class A*+                      83,260        158,194
JPMorgan Chase & Co.                                       9,600        255,168
MetLife, Inc.                                             12,900        293,733
Morgan Stanley                                            12,100        275,517
Torchmark Corp.                                            6,500        170,495
--------------------------------------------------------------------------------
                                                                      1,715,759
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 20.1%
Alcatel-Lucent - ADR*                                    115,800        215,388
Arrow Electronics, Inc.*                                   7,000        133,420
Avnet, Inc.*                                               7,000        122,570
Dell, Inc.*                                               27,300        258,804
Lam Research Corp.* +                                     14,000        318,780
Motorola, Inc.                                            48,300        204,309
Novellus Systems, Inc.* +                                  2,800         46,564
--------------------------------------------------------------------------------
                                                                      1,299,835
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 17.5%
Centex Corp.*                                             45,200        339,000
D R Horton, Inc.                                          22,200        215,340
J.C. Penney Co., Inc. +                                   10,900        218,763
Magna International, Inc. - Class A                        3,300         88,275
Pulte Homes, Inc.*                                        24,400        266,692
--------------------------------------------------------------------------------
                                                                      1,128,070
--------------------------------------------------------------------------------

ENERGY -- 9.9%
Chesapeake Energy Corp. +                                 17,600        300,256
Nabors Industries Ltd.*                                   11,700        116,883
Peabody Energy Corp.                                       1,200         30,048
XTO Energy, Inc.                                           6,300        192,906
--------------------------------------------------------------------------------
                                                                        640,093
--------------------------------------------------------------------------------

UTILITIES -- 6.9%
Mirant Corp.*                                              9,900        112,860
Reliant Energy, Inc.*                                    104,400        333,036
--------------------------------------------------------------------------------
                                                                        445,896
--------------------------------------------------------------------------------

INDUSTRIALS -- 5.5%
Navistar International Corp.*                             10,600        354,676
--------------------------------------------------------------------------------

MISCELLANEOUS -- 4.4%
iShares Dow Jones US
    Home Construction                                     19,300        168,682
iShares Russell 1000 Value Index                           2,900        117,711
--------------------------------------------------------------------------------
                                                                        286,393
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 3.4%
Sprint Nextel Corp.*                                      61,500        219,555
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 2.9%
Tyson Foods, Inc. - Class A+                              19,800        185,922
--------------------------------------------------------------------------------

HEALTH CARE -- 0.8%
Omnicare, Inc.                                             2,100         51,429
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $   6,327,628
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 24.0%
Invesco AIM Liquid
    Assets Portfolio**                                 1,350,667      1,350,667
Touchstone Institutional
    Money Market Fund^                                   201,661        201,661
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                            $   1,552,328
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 122.4%
(Cost $11,704,948)                                                $   7,914,246

LIABILITIES IN EXCESS OF OTHER ASSETS -- (22.4%)                     (1,450,934)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $   6,463,312
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of March 31, 2009, was $1,335,456.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

See accompanying notes to portfolio of investments.

--------------------------------------------------------------------------------
Touchstone Institutional Funds Trust - Portfolio of Investments
JSAM Institutional Value Fund - March 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
PREFERRED STOCK -- 0.6%                                   SHARES       VALUE
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 0.6%
General Motors Corp.                                      11,200  $      28,448
--------------------------------------------------------------------------------

COMMON STOCKS -- 97.6%
FINANCIALS -- 25.6%
Bank of America Corp.                                     33,990        231,811
Capital One Financial Corp. +                             11,700        143,208
CIT Group, Inc. +                                         21,200         60,420
Conseco, Inc.*                                            23,900         21,988
Genworth Financial, Inc. - Class A*+                      65,186        123,853
Hartford Financial Services Group, Inc.                    1,100          8,635
JPMorgan Chase & Co.                                       4,400        116,952
MetLife, Inc.                                              7,800        177,606
Morgan Stanley                                             9,400        214,038
Redwood Trust, Inc. +                                      3,600         55,260
Torchmark Corp.                                            5,200        136,396
--------------------------------------------------------------------------------
                                                                      1,290,167
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 24.8%
Cavalier Homes, Inc.*                                     36,600         56,730
Centex Corp.*                                             32,000        240,000
Champion Enterprises, Inc.*                               14,000          6,720
Cooper Tire & Rubber Co.                                  13,700         55,348
D R Horton, Inc.                                          18,800        182,360
Hovnanian Enterprises, Inc.* +                            29,000         45,240
J.C. Penney Co., Inc. +                                    8,500        170,595
Libbey, Inc.* +                                           71,900         66,148
Magna International Inc. - Class A                         2,100         56,175
Office Depot, Inc.*                                       37,100         48,601
Pulte Homes, Inc.*                                        24,600        268,878
Ryland Group, Inc. +                                       3,000         49,980
--------------------------------------------------------------------------------
                                                                      1,246,775
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 20.0%
Alcatel-Lucent - ADR*                                     87,600        162,936
Alliance Semiconductor Corp.                              50,100          9,269
Arrow Electronics, Inc.*                                   7,400        141,044
Avnet, Inc.*                                               5,800        101,558
Dell, Inc.*                                               18,000        170,640
Lam Research Corp.* +                                     10,800        245,916
Motorola, Inc.*                                           25,000        105,750
Novellus Systems, Inc.* +                                  4,100         68,183
--------------------------------------------------------------------------------
                                                                      1,005,296
--------------------------------------------------------------------------------

ENERGY -- 11.7%
Chesapeake Energy Corp. +                                 13,400        228,604
Nabors Industries Ltd.*                                    9,900         98,901
Peabody Energy Corp.                                       1,200         30,048
Range Resources Corp.                                      1,800         74,088
XTO Energy, Inc.                                           5,100        156,162
--------------------------------------------------------------------------------
                                                                        587,803
--------------------------------------------------------------------------------

INDUSTRIALS -- 7.2%
Hudson Highland Group, Inc.*                              87,600         97,236
Navistar International Corp.*                              7,900        264,334
--------------------------------------------------------------------------------
                                                                        361,570
--------------------------------------------------------------------------------

UTILITIES -- 5.0%
Reliant Energy, Inc.*                                     78,400        250,096
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 2.9%
Tyson Foods, Inc. - Class A+                              15,300        143,667
--------------------------------------------------------------------------------

HEALTH CARE -- 0.4%
Omnicare, Inc.                                               900         22,041
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $   4,907,415
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 25.8%
Invesco AIM Liquid
    Assets Portfolio**                                 1,217,087      1,217,087
Touchstone Institutional
    Money Market Fund^                                    80,804         80,804
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                            $   1,297,891
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 124.0%
(Cost $14,405,906)                                                $   6,233,754

LIABILITIES IN EXCESS OF OTHER ASSETS -- (24.0%)                     (1,205,056)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $   5,028,698
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of March 31, 2009, was $1,204,315.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

See accompanying notes to portfolio of investments.

--------------------------------------------------------------------------------
Touchstone Institutional Funds Trust - Portfolio of Investments
Mazama Institutional Growth Fund - March 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
PREFERRED STOCK -- 0.3%                                   SHARES       VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 0.3%
East West Bancorp, Inc.                                      128  $      42,240
--------------------------------------------------------------------------------

COMMON STOCKS -- 98.9%
INFORMATION TECHNOLOGY -- 26.7%
Activision Blizzard, Inc.*                                17,900        187,234
Agilent Technologies, Inc.* +                              2,300         35,351
Apple, Inc.*                                               1,150        120,888
Broadcom Corp. - Class A*+                                 3,500         69,930
Cognizant Technology
    Solutions Corp.* +                                     2,200         45,738
Cree, Inc.* +                                              4,700        110,591
Electronic Arts, Inc.*                                     2,100         38,199
Flextronics International Ltd.*                           47,700        137,853
Google, Inc. - Class A*                                      475        165,329
Immersion Corp.*                                          40,600        118,958
Juniper Networks, Inc.*                                    8,100        121,986
Marvell Technology Group Ltd.*                            11,900        109,004
Mastercard, Inc. - Class A+                                  375         62,805
Polycom, Inc.*                                            23,075        355,124
Red Hat, Inc.*                                            33,100        590,503
Research in Motion Ltd.*                                   2,100         90,447
Riverbed Technology, Inc.*                                35,075        458,781
Skyworks Solutions, Inc.* +                               31,100        250,666
TriQuint Semiconductor, Inc.*                            112,900        278,863
Visa, Inc. - Class A+                                      2,700        150,120
--------------------------------------------------------------------------------
                                                                      3,498,370
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 19.4%
Abercrombie & Fitch Co. - Class A                          1,600         38,080
Bed Bath & Beyond, Inc.* +                                 3,800         94,050
Best Buy Co., Inc. +                                       3,100        117,676
Chico's FAS, Inc.* +                                      35,300        189,561
Chipotle Mexican Grill, Inc. - Class A*+                   3,500        232,330
Coach, Inc.*                                              21,300        355,710
Deckers Outdoor Corp.*                                     4,900        259,896
Guess?, Inc.                                               6,900        145,452
New Oriental Education &
    Technology Group*+                                     1,500         75,375
Nike, Inc. - Class B+                                      4,100        192,249
Polo Ralph Lauren Corp.                                    1,900         80,275
Starbucks Corp.*                                          15,100        167,761
Strayer Education, Inc.                                      565        101,627
Tiffany & Co.                                              7,100        153,076
TJX Cos., Inc. +                                           3,000         76,920
Urban Outfitters, Inc.* +                                 10,500        171,885
Yum! Brands, Inc.                                          3,200         87,936
--------------------------------------------------------------------------------
                                                                      2,539,859
--------------------------------------------------------------------------------

FINANCIALS -- 14.9%
Blackstone Group L.P. (The)                               58,300        422,675
CB Richard Ellis Group, Inc. - Class A*                   10,200         41,106
Charles Schwab Corp. +                                    12,800        198,400
CME Group, Inc. - Class A                                    275         67,757
Meruelo Maddux Properties, Inc.*                         104,300          7,614
MSCI, Inc. - Class A*                                     22,000        372,020
NASDAQ OMX Group, Inc.*                                   22,700        444,466
T. Rowe Price Group, Inc.                                  2,900         83,694
TD AMERITRADE Holding Corp.*                               4,400         60,764
U.S. Bancorp+                                              2,500         36,525
UCBH Holdings, Inc. +                                    106,400        160,664
Zions Bancorp.                                             5,800         57,014
--------------------------------------------------------------------------------
                                                                      1,952,699
--------------------------------------------------------------------------------

HEALTH CARE -- 14.1%
ABIOMED, Inc.*                                            20,800        101,920
Celgene Corp.*                                             1,200         53,280
Cubist Pharmaceuticals, Inc.*                             21,500        351,740
Express Scripts, Inc.*                                     3,100        143,127
Humana, Inc.*                                              4,900        127,792
Illumina, Inc.* +                                          5,300        197,372
Medarex, Inc.*                                           116,475        597,517
Metabolix, Inc.* +                                        24,700        168,454
Mylan, Inc.* +                                             8,500        113,985
--------------------------------------------------------------------------------
                                                                      1,855,187
--------------------------------------------------------------------------------

INDUSTRIALS -- 9.8%
CH Robinson Worldwide, Inc. +                              2,400        109,464
Evergreen Solar, Inc.* +                                  64,800        138,024
Expeditors International
    of Washington, Inc.                                    3,850        108,917
First Solar, Inc.* +                                       1,550        205,685
Jacobs Engineering Group, Inc.*                            3,200        123,712
Precision Castparts Corp. +                                2,200        131,780
Quanta Services, Inc.* +                                   6,900        148,005
Stericycle, Inc.*                                            400         19,092
SunPower Corp. - Class A*+                                12,925        307,356
--------------------------------------------------------------------------------
                                                                      1,292,035
--------------------------------------------------------------------------------

ENERGY -- 7.8%
Atwood Oceanics, Inc.*                                     7,800        129,402
Continental Resources, Inc.* +                             7,000        148,470
FMC Technologies, Inc.*                                    4,600        144,302
Noble Corp.                                                5,600        134,904
Range Resources Corp.                                      3,400        139,944
Southwestern Energy Co.*                                   6,900        204,861
Superior Energy Services, Inc.*                            9,300        119,877
--------------------------------------------------------------------------------
                                                                      1,021,760
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 3.8%
American Tower Corp. - Class A*                            2,100         63,903
Clearwire Corp. - Class A*+                               49,100        252,865
NII Holdings, Inc.*                                       12,000        180,000
--------------------------------------------------------------------------------
                                                                        496,768
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 2.4%
Avon Products, Inc.                                        6,000        115,380
Whole Foods Market, Inc.* +                               12,000        201,600
--------------------------------------------------------------------------------
                                                                        316,980
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $  12,973,658
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Institutional Funds Trust - Portfolio of Investments
Mazama Institutional Growth Fund (Continued)
--------------------------------------------------------------------------------

                                                                       MARKET
                                                          SHARES       VALUE
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 29.4%
Invesco AIM Liquid
    Assets Portfolio**                                 3,746,208  $   3,746,208
Touchstone Institutional
    Money Market Fund^                                   118,695        118,695
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                            $   3,864,903
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 128.6%
(Cost $21,273,591)                                                $  16,880,801

LIABILITIES IN EXCESS OF OTHER ASSETS -- (28.6%)                     (3,755,235)

--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                              $  13,125,566
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of March 31, 2009, was $3,713,335.

**    Represents collateral for securities loaned.

See accompanying notes to portfolio of investments.

--------------------------------------------------------------------------------
Touchstone Institutional Funds Trust - Portfolio of Investments
Sands Capital Institutional Growth Fund - March 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 97.8%                                    SHARES       VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 32.9%
Apple, Inc.*                                             432,450  $  45,459,144
Broadcom Corp. - Class A*                              1,023,600     20,451,528
EMC Corp.*                                             1,629,300     18,574,020
Google, Inc. - Class A*                                  133,100     46,326,787
QUALCOMM, Inc.                                           516,100     20,081,451
Salesforce.com, Inc.* +                                  550,200     18,008,046
Visa, Inc. - Class A                                     624,400     34,716,640
--------------------------------------------------------------------------------
                                                                    203,617,616
--------------------------------------------------------------------------------

HEALTH CARE -- 21.7%
Abraxis BioScience, Inc.*                                 95,175      4,537,944
Allergan, Inc.                                           702,000     33,527,520
Genzyme Corp.*                                           574,900     34,143,311
Intuitive Surgical, Inc.*                                241,400     23,019,904
Mindray Medical International Ltd. +                     517,800      9,584,478
Stryker Corp.                                            365,100     12,428,004
Varian Medical Systems, Inc.*                            540,000     16,437,600
--------------------------------------------------------------------------------
                                                                    133,678,761
--------------------------------------------------------------------------------

ENERGY -- 14.0%
FMC Technologies, Inc.* +                                609,100     19,107,467
National Oilwell Varco, Inc.*                          1,376,740     39,526,205
Schlumberger Ltd.                                        685,000     27,824,700
--------------------------------------------------------------------------------
                                                                     86,458,372
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 12.0%
Amazon.com, Inc.* +                                      558,700     41,030,928
Las Vegas Sands Corp.*                                 2,936,126      8,837,739
Starbucks Corp.*                                       2,175,200     24,166,472
--------------------------------------------------------------------------------
                                                                     74,035,139
--------------------------------------------------------------------------------

FINANCIALS -- 10.1%
CME Group, Inc. - Class A+                                77,600     19,119,864
IntercontinentalExchange, Inc.*                          432,520     32,209,764
Moody's Corp. +                                          475,100     10,889,292
--------------------------------------------------------------------------------
                                                                     62,218,920
--------------------------------------------------------------------------------

MATERIALS -- 3.0%
Monsanto Co.                                             225,200     18,714,120
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 2.6%
America Movil S.A. - ADR                                 584,300     15,822,844
--------------------------------------------------------------------------------

INDUSTRIALS -- 1.5%
Iron Mountain, Inc.* +                                   424,800      9,417,816
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $ 603,963,588
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 15.3%
Invesco AIM Liquid
    Assets Portfolio**                                78,360,035     78,360,035
Touchstone Institutional
    Money Market Fund^                                15,805,135     15,805,135
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                            $  94,165,170
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 113.1%
(Cost $976,622,986)                                               $ 698,128,758

LIABILITIES IN EXCESS OF OTHER ASSETS -- (13.1%)                    (80,813,093)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $ 617,315,665
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of March 31, 2009, was $78,198,814.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

See accompanying notes to portfolio of investments.

--------------------------------------------------------------------------------
Touchstone Institutional Funds Trust - Notes to Portfolios of Investments
March 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

SECURITY VALUATION

The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

In September 2006, the FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o     Level 1 - quoted prices in active markets for identical securities

o     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds net assets as of March 31, 2009:

                                                                  LEVEL 2 -             LEVEL 3 -
                                                              OTHER SIGNIFICANT        SIGNIFICANT
                                             LEVEL 1 -           OBSERVABLE           UNOBSERVABLE
INVESTMENTS IN SECURITIES:                  QUOTED PRICES          INPUTS                INPUTS
--------------------------------------------------------------------------------------------------
JSAM Institutional Large Cap Value Fund     $   7,914,246       $          --        $          --
JSAM Institutional Value Fund                   6,223,754                  --                   --
Mazama Institutional Growth Fund               16,880,801                  --                   --
Sands Capital Institutional Growth Fund       698,128,758                  --                   --

--------------------------------------------------------------------------------
Touchstone Institutional Funds Trust - Notes to Portfolios of Investments (Continued)
--------------------------------------------------------------------------------

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

DIVIDENDS AND DISTRIBUTIONS

The Funds pay distributions of net income quarterly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

FEDERAL TAX INFORMATION

As of March 31, 2009, the Funds had the following federal tax cost resulting in net unrealized depreciation as follows:

                                                                GROSS            GROSS
                                             FEDERAL         UNREALIZED        UNREALIZED      NET UNREALIZED
                                            TAX COST        APPRECIATION      DEPRECIATION      DEPRECIATION
-------------------------------------------------------------------------------------------------------------
JSAM Institutional Large Cap Value Fund   $   12,867,729   $           --   $   (4,861,804)   $   (4,861,804)
JSAM Institutional Value Fund             $   14,817,136   $       44,603   $   (8,627,985)   $   (8,583,382)
Mazama Institutional Growth Fund          $   21,791,404   $      520,501   $   (5,431,104)   $   (4,910,603)
Sands Capital Institutional Growth Fund   $1,022,522,216   $           --   $ (321,443,185)   $ (321,443,185)

CONCENTRATIONS/RISKS

Each Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds' net asset value and magnified effect on the total return.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Institutional Funds Trust


By:    /s/ Jill T. McGruder
       ------------------------------
Name:  Jill T. McGruder
Title: President

Date:  May 21, 2009

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       ------------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller

Date:  May 21, 2009